SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of property, plant, and equipment estimated useful lives

TAH-Driver equipment (years)	3 – 5
Laboratory equipment (years)	2 – 10
Office and computer equipment (years)	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life

TAH-Driver equipment	3 - 5 years
Laboratory equipment	2 - 10 years
Office and computer equipment	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life